OTHER LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous liabilities [abstract]
Employee benefit plans	$ 850,239	$ 807,495
Termination payment plans	159,959	233,230
Total	1,010,198	1,040,725
Termination payment plans	479,259	656,736
Dividends payable to third parties minority	226,309	492,820
Agreement for settlement of claims	0	10,536,950
Others	290,698	198,543
Total	$ 996,266	$ 11,885,049